Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2022	Jan. 01, 2022	Jan. 02, 2021
Income Tax Disclosure [Abstract]
U.S. federal statutory tax rate	21.00%	21.00%	21.00%
State income taxes (net of federal benefit)	3.80%	(1.80%)	1.00%
Research and development credit	0.40%	(1.80%)	(2.20%)
Tax windfall/shortfall on share-based awards	(0.50%)	(4.60%)	(4.30%)
Reserves for uncertain tax positions	0.00%	0.20%	0.90%
Tax rate changes	0.30%	(8.20%)	(1.20%)
Executive compensation limitation	(0.20%)	1.80%	1.20%
GILTI	0.00%	0.00%	(8.20%)
FDII	1.20%	0.00%	(1.50%)
Change in valuation allowance	(7.10%)	(2.00%)	0.00%
Out-of-period adjustments	0.60%	0.00%	2.50%
Impact of foreign operations	(1.60%)	9.00%	8.70%
Reversal of certain deferred tax liabilities	13.20%	0.00%	0.00%
Other	0.20%	(0.90%)	1.00%
Total effective tax rate	31.30%	12.70%	18.90%